Derivatives	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives
NOTE 3 – DERIVATIVES
The Company enters into interest rate lock commitments (“IRLCs”) to originate residential mortgage loans, at specified interest rates and terms within a specified period of time, with customers who have applied for a loan and may meet certain credit and underwriting criteria. To determine the fair value of the IRLCs, each contract is evaluated based upon its stage in the application, approval and origination process for its likelihood of consummating the transaction (or “pullthrough”). Pullthrough is estimated based on changes in market conditions, loan stage, and actual borrower behavior using a historical analysis of IRLC closing rates. Generally, the further into the process the more likely the IRLC is to become a loan. The blended average pullthrough rate was 92% and 81%, as of December 31, 2020 and 2019, respectively. The Company uses forward mortgage backed security contracts, which are known as forward loan sale commitments (or “FLSCs”), to economically hedge the IRLCs.

The following summarizes derivative instruments (in thousands):

	December 31, 2020			December 31, 2019
	Fair Value	Notional Amount		Fair Value	Notional Amount
IRLCs, net	$59,579	$10,594,329	(a)	$16,786	$6,727,739	(a)
FLSCs, net	(64,743)	16,602,739		(14,506)	10,674,680

Total	$(5,164)			$2,280

(a)	Adjusted for pullthrough rates of 92% and 81%, respectively.